CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue
Rentals of medical equipment	$ 96,237,000	$ 69,192,000
Sales of medical equipment and supplies	125,505,000	70,670,000
Total revenues	221,742,000	139,862,000
Cost of inventory sold	57,897,000	33,213,000
Operating expenses	103,224,000	65,203,000
Bad debt expense	10,065,000	12,225,000
Depreciation	34,966,000	20,453,000
Amortization of intangible assets	5,197,000	2,587,000
Stock-based compensation	5,280,000	5,493,000
Acquisition-related costs	1,269,000	797,000
Loss (gain) on disposals of property and equipment	(75,000)	45,000
Other income from government grant		(4,885,000)
Operating income	3,919,000	4,731,000
Financing expenses
Interest expense, net	6,607,000	2,079,000
Loss on extinguishment of debt	30,000	281,000
(Gain) loss on foreign currency transactions	(108,000)	144,000
Share of loss in equity method investment	89,000
Change in fair value of debentures		(1,150,000)
Loss on settlement of shares to be issued		442,000
Income (loss) before taxes	(2,699,000)	2,935,000
Provision (benefit) for income taxes	85,000	(1,904,000)
Net income (loss)	$ (2,784,000)	$ 4,839,000
Net income (loss) per share (Note 15)
Basic earnings per share	$ (0.07)	$ 0.14
Diluted earnings per share	$ (0.07)	$ 0.13
Weighted average number of common shares outstanding:
Basic	38,607	33,647
Diluted	38,607	36,302